Financial risk management activities (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of detailed information about financial instruments [abstract]
Disclosure of Fair Value of Assets Measured on a Recurring Basis [Table Text Block]
Types of instruments:

Equity securities
		Jun	2018			Jun	2017			Dec	2017
	Reviewed				Reviewed				Audited
US Dollar million	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Other equity securities	97	—	—	97	60	—	—	60	80	—	—	80

Disclosure of fair value of financial instruments [text block]
The interest rate on the remaining borrowings is reset on a short-term floating rate basis and accordingly the carrying amount is considered to approximate the fair value.

	As at	As at	As at
	Jun	Jun	Dec
	2018	2017	2017
US Dollar million	Reviewed	Reviewed	Audited

Carrying amount	2,051	2,366	2,268
Fair value	2,101	2,470	2,377